Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
51.	Subsequent Events

(1)
Subsequent to December 31, 2022, KEPCO and its subsidiaries including Korea Hydro & Nuclear Power Co., Ltd., Korea South-East Power Co., Ltd., Korea Western Power Co., Ltd., and Korea Southern Power Co., Ltd. issued corporate bonds for the purposes of operation and others as follows:

Company	Type	Issue date	Maturity	Interest rate (%)		Amount
	In millions of won and thousands of foreign currencies
Korea Electric Power Corporation	#1339 Corporate bond	2023.01.03	2025.01.03	4.40	￦	200,000
	#1340 Corporate bond	2023.01.03	2026.01.03	4.50		320,000
	#1341 Corporate bond	2023.01.05	2025.01.05	4.20		140,000
	#1342 Corporate bond	2023.01.05	2026.01.05	4.30		240,000
	#1343 Corporate bond	2023.01.09	2025.01.09	4.20		130,000
	#1344 Corporate bond	2023.01.09	2026.01.09	4.28		280,000
	#1345 Corporate bond	2023.01.12	2025.01.12	4.00		110,000
	#1346 Corporate bond	2023.01.12	2026.01.12	4.08		330,000
	#1347 Corporate bond	2023.01.16	2025.01.16	4.00		190,000
	#1348 Corporate bond	2023.01.16	2026.01.16	4.05		220,000
	#1349 Corporate bond	2023.01.19	2025.01.19	3.85		180,000
	#1350 Corporate bond	2023.01.19	2026.01.19	3.87		320,000
	#1351 Corporate bond	2023.01.25	2025.01.25	3.85		140,000
	#1352 Corporate bond	2023.01.25	2026.01.25	3.89		410,000
	#1353 Corporate bond	2023.02.03	2025.02.03	3.50		220,000
	#1354 Corporate bond	2023.02.03	2026.02.03	3.54		280,000
	#1355 Corporate bond	2023.02.06	2025.02.06	3.65		210,000
	#1356 Corporate bond	2023.02.06	2026.02.06	3.65		320,000
	#1357 Corporate bond	2023.02.10	2025.02.10	3.80		100,000
	#1358 Corporate bond	2023.02.10	2026.02.10	3.83		340,000
	#1359 Corporate bond	2023.02.13	2025.02.13	3.83		180,000
	#1360 Corporate bond	2023.02.13	2026.02.13	3.85		320,000
	#1361 Corporate bond	2023.02.17	2025.02.17	3.99		110,000
	#1362 Corporate bond	2023.02.17	2026.02.17	4.10		320,000
	#1363 Corporate bond	2023.02.20	2025.02.20	4.09		150,000
	#1364 Corporate bond	2023.02.20	2026.02.20	4.11		160,000
	#1365 Corporate bond	2023.03.03	2025.03.03	4.35		100,000
	#1366 Corporate bond	2023.03.03	2026.03.03	4.40		110,000
	#1367 Corporate bond	2023.03.06	2025.03.06	4.25		180,000
	#1368 Corporate bond	2023.03.06	2026.03.06	4.35		210,000
	#1369 Corporate bond	2023.03.10	2025.03.10	4.25		230,000
	#1370 Corporate bond	2023.03.10	2026.03.10	4.35		230,000
	#1371 Corporate bond	2023.03.13	2025.03.13	4.14		140,000
	#1372 Corporate bond	2023.03.13	2026.03.13	4.25		260,000
	#1373 Corporate bond	2023.03.22	2025.03.22	3.97		160,000
	#1374 Corporate bond	2023.03.22	2026.03.22	4.00		70,000
	#1375 Corporate bond	2023.03.30	2025.03.30	3.98		240,000
	#1376 Corporate bond	2023.03.30	2026.03.30	3.99		160,000
	#1377 Corporate bond	2023.04.04	2025.04.04	3.99		270,000
	#1378 Corporate bond	2023.04.04	2026.04.04	4.00		260,000
	#1379 Corporate bond	2023.04.07	2025.04.07	3.95		210,000
	#1380 Corporate bond	2023.04.07	2026.04.07	3.95		190,000
	#1381 Corporate bond	2023.04.12	2025.04.12	3.91		240,000
	#1382 Corporate bond	2023.04.12	2026.04.12	3.95		170,000
	#1383 Corporate bond	2023.04.21	2025.04.21	3.89		200,000

Company	Type	Issue date	Maturity	Interest rate (%)	Amount
	In millions of won and thousands of foreign currencies
Korea Hydro & Nuclear Power Co., Ltd.	#70-1 Corporate bond	2023.02.22	2028.02.22	4.10	90,000
	#70-2 Corporate bond	2023.02.22	2033.02.22	4.15	40,000
	#70-3 Corporate bond	2023.02.22	2043.02.22	4.08	20,000
	#71-1 Corporate bond	2023.03.07	2028.03.07	4.13	50,000
	#71-2 Corporate bond	2023.03.07	2033.03.07	4.18	30,000
	#72-1 Corporate bond	2023.04.26	2028.04.26	3.91	130,000
	#72-2 Corporate bond	2023.04.26	2043.04.26	4.00	90,000
Korea South-East Power Co., Ltd.	#57-1 Corporate bond	2023.02.09	2024.02.08	3.56	120,000
	#57-2 Corporate bond	2023.02.09	2026.02.09	3.74	50,000
Korea Western Power Co., Ltd.	#57-1 Corporate bond	2023.01.17	2025.01.17	4.07	70,000
	#57-2 Corporate bond	2023.01.17	2026.01.17	4.04	30,000
	#58-1 Corporate bond	2023.04.20	2026.04.20	3.98	200,000
	#58-2 Corporate bond	2023.04.20	2028.04.20	4.13	40,000
	#58-3 Corporate bond	2023.04.20	2043.04.20	3.94	20,000
Korea Southern Power Co., Ltd.	#67-1 Corporate bond	2023.01.12	2024.01.12	3.97	100,000
	#67-2 Corporate bond	2023.01.12	2025.01.10	4.04	40,000
	#68-1 Corporate bond	2023.04.13	2024.04.12	3.63	150,000
	#68-2 Corporate bond	2023.04.13	2026.04.13	3.76	50,000

(2)
On February 14th, 2023, the subsidiary, Korea South-East Power Co., Ltd. invested in Bidiai Co., Ltd., and as a result of the approval of Bidiai’s restructuring plan, on February 17th, 2023, ￦
32
 billion of bonds were converted into shares, making Korea South-East Power Co., Ltd. the largest shareholder of Bidiai Co., Ltd. with a stake of
32.54%.

(3)
On January 8th, 2023, a fire broke out in Taean IGCC Gas Refining Plant of the subsidiary, Korea Western Power Co., Ltd., resulting in the suspension of production. The amount of damages caused by the fire is under investigation, and the Company is currently verifying the insurance coverage with the property insurance policy.